Related Parties Transactions and Balances - Schedule of Compensation to Key Management Personnel for Work Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Parties Transactions and Balances [Abstract]
Payroll, management fees, and other short-term benefits	$ 1,177	$ 921	$ 833
Share-based payments	455	238	270
Compensation paid to key management personnel	$ 1,632	$ 1,159	$ 1,103